Basis of Presentation and Summary of Significant Accounting Policies - Summary of Initial Useful Life of Computer Assets (Details)	Dec. 31, 2024
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Initial Useful Life of Computer Assets	5 years